UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21292

                            Ned Davis Research Funds
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
  NED DAVIS RESEARCH ASSET ALLOCATION FUND PERFORMANCE -- DECEMBER 31, 2003 (A)
  -----------------------------------------------------------------------------
                            CLASS AAA  CLASS A   CLASS B     CLASS C    CLASS I
                            ---------  -------   -------     -------    -------
  Fourth Quarter ..........  7.67%     7.76%      7.52%       7.62%      7.84%
                                       1.59%(b)   3.03%(c)    6.72%(c)
  Since Inception (d) ..... 20.49%    20.59%     19.78%      19.89%     20.79%
                                      13.65%(b)  14.78%(c)   18.89%(c)

 (a) Total returns reflect changes in share price and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The returns stated cover a short period of less than one year through December 31, 2003, and may not be indicative of long-term results. If expenses had not been limited to 2% of net assets, returns would have been lower.
 (b) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (c) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
 (d) From commencement of investment operations on March 31, 2003.
--------------------------------------------------------------------------------

                                                           Sincerely yours,



                                                           /s/ Bruce N. Alpert
                                                           Bruce N. Alpert
                                                           President
February 24, 2004

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        -------
              COMMON STOCKS -- 72.3%
              AUTOMOTIVE -- 0.6%
        400   Cummins Inc. ......... $  18,858  $    19,576
      1,000   Oshkosh Truck Corp. ..    48,934       51,030
                                    ----------  -----------
                                        67,792       70,606
                                    ----------  -----------
              BUILDING AND CONSTRUCTION -- 4.8%
        100   Beazer Homes USA Inc.+    10,890        9,766
        700   Centex Corp. .........    54,022       75,355
      1,500   D.R. Horton Inc. .....    57,621       64,890
        200   Dycom Industries Inc.+     5,106        5,364
        100   Hovnanian Enterprises Inc.,
                Cl. A+ .............     8,446        8,706
      1,100   KB HOME ..............    73,325       79,772
        600   Lennar Corp., Cl. A ..    50,430       57,600
        400   MDC Holdings Inc. ....    25,527       25,800
        500   Meritage Corp.+ ......    30,834       33,155
        100   NVR Inc.+ ............    49,092       46,600
        900   Pulte Homes Inc. .....    60,336       84,258
        100   Ryland Group Inc. ....     9,358        8,864
        400   Standard Pacific Corp.    19,475       19,420
        900   Toll Brothers Inc.+ ..    33,482       35,784
                                    ----------  -----------
                                       487,944      555,334
                                    ----------  -----------
              BUSINESS SERVICES -- 1.6%
        100   Arbitron Inc.+ .......     4,350        4,172
        300   CDW Corp. ............    17,843       17,328
      1,800   Cendant Corp.+ .......    40,022       40,086
      1,000   Hon Industries Inc. ..    41,842       43,320
      1,900   MSC Industrial Direct
                Co. Inc. ...........    48,663       52,250
        800   R.R. Donnelley &
                Sons Co. ...........    22,657       24,120
                                    ----------  -----------
                                       175,377      181,276
                                    ----------  -----------
              CLOSED END FUNDS -- 3.6%
      2,400   Diamonds Trust .......   239,907      250,968
      1,500   Standard & Poor's
                Depository Receipts    158,325      166,920
                                    ----------  -----------
                                       398,232      417,888
                                    ----------  -----------
              COMPUTER HARDWARE -- 2.3%
      6,500   Intel Corp. ..........   200,682      209,300
        500   International Business
                Machines Corp. .....    45,421       46,340
        500   Lexar Media Inc.+ ....    10,679        8,715
        400   Western Digital Corp.+     4,879        4,716
                                    ----------  -----------
                                       261,661      269,071
                                    ----------  -----------
              COMPUTER SOFTWARE AND SERVICES -- 3.2%
        800   Anteon International
                Corp.+ .............    26,259       28,840
        200   CACI International
                Inc., Cl. A+ .......     9,951        9,724
      3,700   Cisco Systems Inc.+ ..    81,042       89,873
        100   Cognizant Technology
                Solutions Corp. ....     4,524        4,564
        900   Computer Associates
                International Inc. .    21,251       24,606
        100   Foundry Networks Inc.+     2,467        2,736

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        -------
        600   Lawson Software Inc.+  $   4,743  $     4,938
      5,100   Microsoft Corp. ......   139,789      140,454
        900   NetScreen Technologies
                Inc.+ ..............    21,960       22,275
        400   Progress Software
                Corp.+ .............     9,401        8,184
        500   SRA International,
                Inc. - Cl. A .......    21,947       21,550
        100   Sybase Inc.+ .........     2,060        2,058
      1,300   Unisys Corp.+ ........    20,580       19,305
                                    ----------  -----------
                                       365,974      379,107
                                    ----------  -----------
              CONSUMER PRODUCTS -- 0.3%
        200   Altria Group Inc. ....    10,215       10,884
        200   Procter & Gamble Co. .    17,820       19,976
                                    ----------  -----------
                                        28,035       30,860
                                    ----------  -----------
              DIVERSIFIED INDUSTRIAL -- 2.6%
      1,200   Crane Co. ............    36,132       36,888
      1,200   Dover Corp. ..........    45,325       47,700
        400   Eaton Corp. ..........    42,274       43,192
      5,600   General Electric Co. .   165,647      173,488
                                    ----------  -----------
                                       289,378      301,268
                                    ----------  -----------
              EDUCATIONAL SERVICES -- 0.8%
        600   Apollo Group, Inc.,
                Cl. A+ .............    43,363       40,800
        300   Career Education
                Corp.+ .............    16,346       12,021
        400   Education Management
                Corp.+ .............    13,895       12,416
        300   Strayer Education Inc.    33,309       32,649
                                    ----------  -----------
                                       106,913       97,886
                                    ----------  -----------
              ELECTRONICS -- 4.3%
      1,200   Amphenol Corp., Cl. A+    73,413       76,716
        900   Analog Devices Inc.+ .    41,300       41,085
        600   Applied Materials
                Inc.+ ..............    14,531       13,470
        300   Broadcom Corp., Cl. A+     9,722       10,227
      1,100   Cognex Corp. .........    29,718       31,064
        800   Flextronics International
                Ltd.+ ..............    11,393       11,872
        200   FLIR Systems Inc.+ ...     7,037        7,300
        200   Hitachi Ltd., ADR ....    11,804       12,014
        400   Intersil Corp. Cl. A .    10,089        9,940
        100   Linear Technology
                Corp. ..............     4,179        4,207
      1,600   MEMC Electronic
                Materials Inc.+ ....    16,886       15,392
        300   OmniVision Technologies
                Inc.+ ..............    17,492       16,575
      1,000   Rambus Inc.+ .........    27,903       30,700
        400   STMicroelectronics
                N.V. Inc. ..........    11,280       10,804
      2,700   Taiwan Semiconductor
                Manufacturing Co.
                Ltd., ADR+ .........    29,919       27,648
      2,100   Tektronix Inc. .......    57,843       66,360
      2,400   Texas Instruments Inc.    70,427       70,512
      1,800   Thermo Electron Corp.+    43,173       45,360
                                    ----------  -----------
                                       488,109      501,246
                                    ----------  -----------
              ENERGY AND UTILITIES -- 2.2%
      1,200   ALLETE Inc. ..........    35,689       36,720
      7,000   CenterPoint Energy
                Inc. ...............    68,122       67,830
      3,400   Exxon Mobil Corp. ....   123,838      139,400
      1,100   Reliant Resources
                Inc.+ ..............     7,211        8,096
                                    ----------  -----------
                                       234,860      252,046
                                    ----------  -----------

                See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        -------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 1.3%
        500   Alliance Gaming Corp.+ $  13,004  $    12,325
      1,000   GTECH Holdings Corp. .    48,299       49,490
      2,600   International Game
                Technology .........    85,398       92,820
                                    ----------  -----------
                                       146,701      154,635
                                    ----------  -----------
              ENVIRONMENTAL SERVICES -- 0.2%
        300   Stericycle Inc.+ .....    13,435       14,010
        200   Tetra Tech Inc.+ .....     4,724        4,972
                                    ----------  -----------
                                        18,159       18,982
                                    ----------  -----------
              EQUIPMENT AND SUPPLIES -- 6.1%
        200   Agilent Technologies
                Inc.+ ..............     5,453        5,848
      1,400   American Power
                Conversion Corp. ...    32,687       34,230
        400   American Standard
                Companies Inc.+ ....    38,979       40,280
      1,200   Avocent Corp.+ .......    42,056       43,824
        500   Briggs & Stratton
                Corp. ..............    33,350       33,700
        800   Caterpillar Inc. .....    63,552       66,416
        200   Danaher Corp. ........    17,305       18,350
      1,200   Deere & Co. ..........    75,246       78,060
        700   Donaldson Co. Inc. ...    41,776       41,412
        200   Fastenal Co. .........     9,579        9,988
        700   Ingersoll-Rand Co.,
                Cl. A ..............    46,566       47,516
      1,000   PACCAR Inc. ..........    81,588       85,120
        800   Parker Hannifin Corp.     46,258       47,600
        500   Scientific-Atlanta
                Inc. ...............    13,845       13,650
      3,400   Xerox Corp.+ .........    40,862       46,920
      1,700   York International
                Corp. ..............    67,220       62,560
        500   Zebra Technologies
                Corp., Cl. A+ ......    30,526       33,185
                                    ----------  -----------
                                       686,848      708,659
                                    ----------  -----------
              FINANCIAL SERVICES -- 10.7%
      2,200   American Express Co. .   101,998      106,106
        800   American International
                Group Inc. .........    46,563       53,024
        200   Bank of America Corp.     15,724       16,086
        500   Capital One Financial
                Corp. ..............    29,716       30,645
      1,400   CIT Group Inc. .......    42,833       50,330
      2,600   Citigroup Inc. .......   124,376      126,204
      1,200   Countrywide Financial
                Corp. ..............    68,765       91,020
      2,500   Doral Financial Corp.     75,712       80,700
        800   Fannie Mae ...........    56,118       60,048
        200   Flagstar Bancorp Inc.      4,353        4,284
        900   Freddie Mac ..........    49,313       52,488
      1,000   Golden West
                Financial Corp. ....    94,552      103,190
        100   H&R Block Inc. .......     5,393        5,537
        700   Impac Mortgage
                Holdings Inc. ......    12,303       12,747
        800   Independence Community
                Bank Corp. .........    30,114       28,776
      2,900   IndyMac Bancorp Inc. .    82,717       86,391
      2,700   MBNA Corp. ...........    65,049       67,095
      1,000   New Century Financial
                Corp. ..............    35,163       39,670
      2,100   New York Community
                Bancorp Inc. .......    73,678       79,905

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        -------

        400   Radian Group Inc. .... $  20,001  $    19,500
        500   Santander BanCorp. ...    12,730       12,175
      2,500   SLM Corp. ............    99,089       94,200
        200   Sovereign Bancorp Inc.     4,582        4,750
        600   Washington Mutual Inc.    26,941       24,072
                                    ----------  -----------
                                      1,177,783   1,248,943
                                    ----------  -----------
              FOOD AND BEVERAGE -- 1.1%
        200   Applebee's International
                Inc. ...............     7,837        7,854
        700   CBRL Group Inc. ......    29,015       26,782
        400   Coca-Cola Co. ........    18,720       20,300
        500   IHOP Corp. ...........    19,517       19,240
      2,000   McDonald's Corp. .....    52,952       49,660
        200   Starbucks Corp.+ .....     6,437        6,612
                                    ----------  -----------
                                       134,478      130,448
                                    ----------  -----------
              HEALTH CARE -- 6.7%
        700   Aetna Inc. ...........    44,541       47,306
        800   AMERIGROUP Corp.+ ....    33,758       34,120
      1,600   AmSurg Corp.+ ........    60,972       60,624
        600   Anthem Inc.+ .........    43,456       45,000
        800   Bausch & Lomb Inc. ...    41,251       41,520
      1,600   Caremark Rx Inc.+ ....    40,023       40,528
        700   CIGNA Corp. ..........    38,600       40,250
        300   Cooper Companies Inc.     13,576       14,139
        200   Coventry Health
                Care Inc.+ .........    12,167       12,898
      2,900   Health Management
                Associates Inc. ....    70,267       69,600
      1,300   Health Net Inc.+ .....    39,978       42,510
      1,200   Humana Inc.+ .........    27,311       27,420
      2,300   IVAX Corp.+ ..........    52,456       54,924
        800   Johnson & Johnson ....    41,842       41,328
      1,200   Manor Care Inc. ......    40,786       41,484
        500   Oxford Health
                Plans Inc.+ ........    21,913       21,750
        100   PacifiCare Health
                Systems Inc.+ ......     6,453        6,760
      3,000   Select Medical Corp. .    52,170       48,840
      1,000   UnitedHealth
                Group Inc. .........    54,710       58,180
      1,000   Wellchoice, Inc.+ ....    35,481       34,500
                                    ----------  -----------
                                       771,711      783,681
                                    ----------  -----------
              HEALTH CARE: PHARMACEUTICALS -- 8.3%
      1,200   Allergan Inc. ........    90,689       92,172
      1,700   American Pharmaceutical
                Partners Inc.+ .....    60,368       57,120
      1,100   Barr Laboratories
                Inc.+ ..............    86,027       84,645
      1,500   Endo Pharmaceuticals
                Holdings Inc.+ .....    26,787       28,890
      1,600   Eon Labs Inc.+ .......    84,799       81,520
      1,700   Forest Laboratories
                Inc.+ ..............    97,544      105,060
      1,200   Medicis Pharmaceutical
                Corp., Cl. A .......    81,968       85,560
      3,200   Mylan Laboratories
                Inc. ...............    80,082       80,832
        900   Perrigo Co. ..........    14,457       14,148
      4,000   Pfizer Inc. ..........   135,682      141,320
        400   Pharmaceutical
                Resources Inc.+ ....    28,861       26,060

                See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        -------

              COMMON STOCKS (CONTINUED)
              HEALTH CARE: PHARMACEUTICALS (CONTINUED)
        700   Sepracor Inc.+ ....... $  16,380  $    16,751
      3,300   Valeant Pharmaceuticals
                International Inc. .    82,016       82,995
      1,600   Watson Pharmaceuticals
                Inc.+ ..............    74,852       73,600
                                    ----------  -----------
                                       960,512      970,673
                                    ----------  -----------
              HOTELS AND GAMING -- 0.5%
        200   Penn National
                Gaming Inc.+ .......     4,727        4,616
        700   Station Casinos Inc. .    21,816       21,441
      1,300   Wynn Resorts Ltd.+ ...    30,222       36,413
                                    ----------  -----------
                                        56,765       62,470
                                    ----------  -----------
              METALS AND MINING -- 6.3%
      1,900   Alcoa Inc. ...........    65,863       72,200
      1,300   Anglo American
                PLC, ADR ...........    27,489       28,756
        100   AngloGold Ltd., ADR ..     4,516        4,670
      1,700   Companhia Vale do Rio
                Doce, ADR ..........    78,114       99,450
      1,900   Freeport-McMoRan Copper &
                Gold Inc., Cl. B ...    65,615       80,047
      1,700   Joy Global Inc.+ .....    37,318       44,455
      1,600   Newmont Mining Corp. .    70,898       77,776
        400   Peabody Energy Corp. .    13,330       16,684
      1,300   Phelps Dodge Corp.+ ..    79,571       98,917
      1,600   Placer Dome Inc. .....    27,090       28,656
        800   Rio Tinto PLC, ADR ...    76,245       89,048
      1,900   Southern Peru
                Copper Corp. .......    59,762       89,604
                                    ----------  -----------
                                       605,811      730,263
                                    ----------  -----------
              REAL ESTATE -- 0.3%
        125   Catellus Development
                Corp. ..............     2,954        3,015
      1,800   WCI Communities Inc.+     38,466       37,098
                                    ----------  -----------
                                        41,420       40,113
                                    ----------  -----------
              RETAIL -- 3.0%
        400   Aeropostale Inc.+ ....    12,258       10,968
        600   Best Buy Co., Inc. ...    32,029       31,344
        900   CVS Corp. ............    32,761       32,508
        900   Federated Department
                Stores Inc. ........    44,172       42,417
        900   Nordstrom Inc. .......    30,913       30,870
      1,700   RadioShack Corp. .....    51,036       52,156
      2,000   Rite Aid Corp.+ ......    12,475       12,080
        400   Sears, Roebuck & Co. .    22,125       18,196
      2,200   Wal-Mart Stores Inc. .   127,100      116,710
                                    ----------  -----------
                                       364,869      347,249
                                    ----------  -----------
              SPECIALTY CHEMICALS -- 0.3%
        800   Dionex Corp.+ ........    35,646       36,816
                                    ----------  -----------
              TELECOMMUNICATIONS -- 0.3%
        800   Alcatel Alsthom
                SA, ADR+ ...........    10,438       10,280
      1,100   Corning Inc.+ ........    12,065       11,473

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        -------
        200   Harris Corp. ......... $   7,382  $     7,590
        200   Polycom Inc.+ ........     4,182        3,904
        200   West Corp. ...........     4,958        4,646
                                    ----------  -----------
                                        39,025       37,893
                                    ----------  -----------
              TRANSPORTATION -- 0.8%
      2,800   Overseas Shipholding
                Group Inc. .........    80,955       95,340
                                    ----------  -----------
              WIRELESS COMMUNICATIONS -- 0.1%
        300   UNOVA Inc.+ ..........     7,391        6,885
                                    ----------  -----------
              TOTAL COMMON STOCKS ..  8,032,349   8,429,638
                                    ----------  -----------
   PRINCIPAL
    AMOUNT
   ---------
              U.S. GOVERNMENT OBLIGATIONS -- 16.6%
              U.S. TREASURY BONDS -- 14.1%
   $246,000     7.250%, 05/15/16 ...   309,171      306,952
    339,000     8.125%, 08/15/19 ...   462,277      458,021
    772,000     6.250%, 08/15/23 ...   884,508      880,171
                                    ----------  -----------
                                      1,655,956   1,645,144
                                    ----------  -----------
              U.S. TREASURY NOTES -- 2.5%
    270,000     5.750%, 11/15/05 ...   288,915      289,976
                                    ----------  -----------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS ........  1,944,871   1,935,120
                                    ----------  -----------
              TOTAL INVESTMENTS --
                88.9% ..............$9,977,220   10,364,758
                                    ==========
              OTHER ASSETS AND LIABILITIES
                (NET) -- 11.1% ................   1,287,636
                                                -----------
              NET ASSETS -- 100.0% ............ $11,652,394
                                                ===========

   NUMBER OF                                       UNREALIZED
   CONTRACTS                      EXPIRATION DATE APPRECIATION
   ---------                      --------------- ------------
              FUTURES CONTRACTS -- LONG POSITION
          6   S&P 500 Emini
                Future (a) .......... 03/21/04  $       705
          1   S&P 500 Future (a) .... 03/21/04        9,732
                                                -----------
              TOTAL FUTURES CONTRACTS --
                LONG POSITION ................. $    10,437
                                                -----------
----------------
              For Federal tax purposes:
              Aggregate cost .................. $10,058,659
                                                ===========
              Gross unrealized appreciation ... $   486,991
              Gross unrealized depreciation ...    (180,892)
                                                -----------
              Net unrealized appreciation ..... $   306,099
                                                ===========
----------------
 (a) Collateralized by U.S. Treasury Bond, 6.250%, due 8/15/23, market value $91,209.
  +   Non-income producing security.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $9,977,220) ....     $10,364,758
  Cash .......................................       1,189,481
  Dividends and interest receivable ..........          39,328
  Receivable for Fund shares sold ............         119,652
  Receivable from adviser ....................          50,665
  Deferred offering expense ..................          27,350
  Variation margin ...........................           1,563
  Other assets ...............................           2,539
                                                   -----------
  TOTAL ASSETS ...............................      11,795,336
                                                   -----------
LIABILITIES:
  Payable for Fund shares redeemed ...........          41,449
  Payable for offering expenses ..............          28,599
  Payable for distribution fees ..............           4,269
  Other accrued expenses .....................          68,625
                                                   -----------
  TOTAL LIABILITIES ..........................         142,942
                                                   -----------
  NET ASSETS applicable to 1,026,918
    shares outstanding .......................     $11,652,394
                                                   ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value      $     1,027
  Additional paid-in capital .................      11,217,929
  Accumulated net realized gain on investments
    and future contracts .....................          35,463
  Net unrealized appreciation on investments
    and future contracts .....................         397,975
                                                   -----------
  TOTAL NET ASSETS ...........................     $11,652,394
                                                   ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($4,155,324 (DIVIDE)
    365,767 shares outstanding) ..............          $11.36
                                                        ======
  CLASS A:
  Net Asset Value and redemption price
    per share ($3,377,206 (DIVIDE)
    297,037 shares outstanding) ..............          $11.37
                                                        ======
  Maximum offering price per share (NAV (DIVIDE)
    0.9425,  based on maximum sales
    charge of 5.75% of the offering price at
    December 31, 2003) .......................          $12.06
                                                        ======
  CLASS B:
  Net Asset Value, offering and redemption
    price per share ($487,060 (DIVIDE)
    43,124 shares outstanding) ...............          $11.29(b)
                                                        ======
  CLASS C:
  Net Asset Value, offering and redemption
    price per share ($2,773,766 (DIVIDE)
    245,544 shares outstanding) ..............          $11.30(b)
                                                        ======
  CLASS I:
  Net Asset Value, offering and redemption
    price per share ($859,038 (DIVIDE)
    75,446 shares outstanding) ...............          $11.39(b)
                                                        ======

-----------------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.
(b) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2003(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $115)     $    48,185
  Interest ...............................          34,247
                                               -----------
  TOTAL INVESTMENT INCOME ................          82,432
                                               -----------
EXPENSES:
  Offering expenses ......................          82,650
  Investment advisory fees ...............          62,781
  Custodian fees .........................          46,399
  Distribution fees ......................          29,508
  Legal and audit fees ...................          25,417
  Shareholder communications expenses ....          22,938
  Trustees' fees .........................          17,458
  Registration fees ......................          16,115
  Shareholder services fees ..............          13,219
  Miscellaneous expenses .................           5,597
                                               -----------
  TOTAL EXPENSES .........................         322,082
  Less: Expense reimbursements ...........        (182,739)
                                               -----------
  TOTAL NET EXPENSES .....................         139,343
                                               -----------
  NET INVESTMENT LOSS ....................         (56,911)
                                               -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain on investments .......         608,487
  Net realized gain on futures contracts .         135,774
  Net change in unrealized appreciation/
    depreciation on investments and
    futures contracts ....................         397,975
                                               -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FUTURES CONTRACTS ....       1,142,236
                                               -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................     $ 1,085,325
                                               ===========

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                          DECEMBER 31, 2003(A)
                                                          --------------------
OPERATIONS:
  Net investment loss ..................................     $    (56,911)
  Net realized gain on investments and futures contracts          744,261
  Net change in unrealized appreciation/depreciation on
     investments and futures contracts .................          397,975
                                                             ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .        1,085,325
                                                             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investment transactions
    Class AAA ..........................................         (226,637)
    Class A ............................................         (187,896)
    Class B ............................................          (28,192)
    Class C ............................................         (159,997)
    Class I ............................................          (49,165)
                                                             ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................         (651,887)
                                                             ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..........................................        3,904,120
    Class A ............................................        3,327,971
    Class B ............................................          475,939
    Class C ............................................        2,607,193
    Class I ............................................          799,733
                                                             ------------
  NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ................................       11,114,956
                                                             ------------
  NET INCREASE IN NET ASSETS ...........................       11,548,394
                                                             ------------
NET ASSETS:
  Beginning of period ..................................          104,000
                                                             ------------
  End of period ........................................     $ 11,652,394
                                                             ============

--------------------------------------------------------------------------------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds (the "Trust") was organized on January 30, 2003 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on March 31, 2003. The Fund's primary objective is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2003 there was no repurchase agreement.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss $56,911 and decrease accumulated net realized loss on investments for $56,911.

The tax characters of distributions paid during the fiscal year ended December 31, 2003 were as follows:

                                                           YEAR ENDED
                                                        DECEMBER 31, 2003
                                                        -----------------
             DISTRIBUTIONS PAID FROM:
             Ordinary income
                (inclusive of short term capital gains) .... $581,132
             Long term capital gains .......................   70,755
                                                             --------
             Total distributions paid ...................... $651,887
                                                             ========

EXPENSES. Certain administrative expenses are allocated among the Classes of shares on the basis of each Class' average net assets.

PROVISION FOR INCOME TAXES. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                  Undistributed ordinary income .............. $110,350
                  Accumulated net long term capital gains ....   16,945
                  Net unrealized appreciation ................  306,143
                                                               --------
                  Total accumulated earnings ................. $433,438
                                                               ========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of 2.00%, 2.00%, 2.75%, 2.75% and 1.75% of average daily net assets for Class AAA, A, B, C, and I, respectively. For the period from March 31, 2003 (commencement of operations) through December 31, 2003, the Adviser's reimbursement to the Fund was $182,739.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Fund has also entered into a sub-advisory agreement with Ned Davis Research Inc. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser a monthly sub-advisory fee based on the average daily net assets of the Fund at a rate of 0.30% of the first $500 million of such average daily net assets and 0.35% on average daily net assets in excess of $500 million. For the period ended December 31, 2003, the Adviser paid to the Sub-Advisor fees of $18,834.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted distribution plans (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of the classes of shares (other than Class I). For the period ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser of $5,076 and $4,236 for Class AAA and Class A, respectively, or 0.25% of average daily net assets, the annual limitation under the plan. Class B and Class C Shares incurred distribution costs of $2,185 and $18,011, respectively, or 1.00% of average daily net assets, the annual limitation under each plan. Such payments are accrued daily and paid monthly.

5. ORGANIZATIONAL EXPENSES. Offering expenses of $110,000 are being paid by the Fund and will be amortized over a twelve-month period. Organizational expenses of $32,900 were borne by the Adviser.

6. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the period ended December 31, 2003, other than short term securities, aggregated $37,038,471 and $27,654,278, respectively.

7. TRANSACTIONS WITH AFFILIATES. Gabelli & Company received commissions (sales charges and underwriting fees) from investors on sales of Fund shares in the amount of $5,293.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                               PERIOD ENDED DECEMBER 31, 2003 (A)
                                  ------------------------------------------------------------
                                           CLASS AAA                          CLASS A
                                  --------------------------       ---------------------------
                                   SHARES           AMOUNT          SHARES           AMOUNT
                                  --------       -----------       --------        -----------
Shares sold .....................  526,970       $ 5,842,080        722,358        $ 8,078,090
Shares issued upon
  reinvestment of dividends .....   18,253           208,079         16,327            186,292
Shares redeemed ................. (189,456)       (2,146,039)      (441,748)        (4,936,411)
                                  --------       -----------       --------        -----------
  Net increase ..................  355,767       $ 3,904,120        296,937        $ 3,327,971
                                  ========       ===========       ========        ===========
                                            CLASS B                           CLASS C
                                  --------------------------       ---------------------------
                                   SHARES           AMOUNT          SHARES           AMOUNT
                                  --------       -----------       --------        -----------
Shares sold .....................   40,944       $   452,381        334,263        $ 3,579,211
Shares issued upon
  reinvestment of dividends .....    2,325            26,372         14,000            158,756
Shares redeemed .................     (245)           (2,814)      (102,819)        (1,130,774)
                                  --------       -----------       --------        -----------
  Net increase ..................   43,024       $   475,939        245,444        $ 2,607,193
                                  ========       ===========       ========        ===========
                                            CLASS I
                                  --------------------------
                                   SHARES           AMOUNT
                                  --------       -----------
Shares sold .....................   79,979       $   853,062
Shares issued upon
  reinvestment of dividends .....    4,295            49,096
Shares redeemed .................   (8,928)         (102,425)
                                  --------       -----------
  Net increase ..................   75,346       $   799,733
                                  ========       ===========

---------------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS               DISTRIBUTIONS
                           ---------------------------------------  ---------------------------
                                              Net
                 Net Asset              Realized and      Total         Net                    Net Asset
   Period         Value,       Net       Unrealized        from       Realized                   Value,
    Ended       Beginning  Investment  Gain (Loss) on   Investment    Gain on         Total      End of   Total
December 31+    of Period    Income      Investments    Operations  Investments   Distributions  Period  Return++
------------    ---------- ----------  --------------   ----------  -----------   ------------- -------- --------
CLASS AAA
   2003           $10.00    $(0.05)         $2.10          $2.05       (0.69)         (0.69)     $11.36    20.5%

CLASS A
   2003           $10.00    $(0.05)         $2.11          $2.06       (0.69)         (0.69)     $11.37    20.6%

CLASS B
   2003           $10.00    $(0.11)         $2.09          $1.98       (0.69)         (0.69)     $11.29    19.8%

CLASS C
   2003           $10.00    $(0.11)         $2.10          $1.99       (0.69)         (0.69)     $11.30    19.9%

CLASS I
   2003           $10.00    $(0.03)         $2.11          $2.08       (0.69)         (0.69)     $11.39    20.8%

                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                 -------------------------------------------------------------------------------
                                   Net
                 Net Assets    Investment
   Period          End of     Income/(Loss)      Expenses           Expenses           Portfolio
    Ended          Period       to Average        Net of             Before            Turnover
December 31+     (in 000's)   Net Assets(b)   Reimbursements(b)  Reimbursements(b)(c)     Rate
------------     ----------   -------------   -----------------  --------------------  ---------
CLASS AAA
   2003            $4,155        (0.69)%            2.00%               4.91%             390%

CLASS A
   2003            $3,377        (0.69)%            2.00%               4.91%             390%

CLASS B
   2003            $  487        (1.44)%            2.75%               5.66%             390%

CLASS C
   2003            $2,774        (1.44)%            2.75%               5.66%             390%

CLASS I
   2003            $  859        (0.44)%            1.75%               4.66%             390%

--------------
  + From  commencement  of  investment  operations  on March  31,  2003  through
    December 31, 2003.
 ++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Based on average month-end shares outstanding.
(b) Annualized.
(c) During the period ended December 31, 2003 the Adviser reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Ned Davis Research Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds, as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period March 31, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ned Davis Research Asset Allocation Fund at December 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period March 31, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                     /s/ ERNST & YOUNG LLP

New York, New York
February 10, 2004

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

 For the fiscal year ended December 31, 2003, the Fund paid to shareholders, ordinary income dividend (comprised of short-term capital gains) totaling $0.616 per share and long-term capital gains totaling $0.075 per share. For the fiscal year ended December 31, 2003, 6.31% of the ordinary income
 dividend  qualifies  for  the  dividend  received   deduction   available  to
 corporations and 6.12% of the ordinary income distributions was qualifying dividend income. 100% of the ordinary income dividend was classified as "Post May 5 Capital Gains" and is qualifying dividend income subject to the 15% tax rate.
--------------------------------------------------------------------------------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Ned Davis Research Asset Allocation Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Ned Davis Research Asset Allocation Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF       NUMBER OF
NAME, POSITION(S)          OFFICE AND    FUNDS IN FUND
   ADDRESS 1                LENGTH OF  COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
    AND AGE              TIME SERVED 2    BY TRUSTEE        DURING PAST FIVE YEARS                     HELD BY TRUSTEE
-----------------        ------------- ----------------     ----------------------                   -------------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI            Since 2003     24       Chairman of the Board and Chief Executive        Director of Morgan Group
Trustee                                             Officer of Gabelli Asset Management Inc. and     Holdings, Inc. (holding
Age: 61                                             Chief Investment Officer of Gabelli Funds, LLC   company); Vice Chairman of
                                                    and GAMCO Investors, Inc.; Vice Chairman and     Lynch Corporation
                                                    Chief Executive Officer of Lynch Interactive     (diversified manufacturing)
                                                    Corporation (multimedia and services)

KARL OTTO POHL              Since 2003     33       Member of the Shareholder Committee of           Director of Gabelli Asset
Trustee                                             Sal Oppenheim Jr. & Cie (private investment      Management Inc. (investment
Age: 74                                             bank); Former President of the Deutsche          management); Chairman,
                                                    Bundesbank and Chairman of its Central           Incentive Capital and Incentive
                                                    Bank Council (1980-1991)                         Asset Management (Zurich);
                                                                                                     Director at Sal Oppenheim Jr. &
                                                                                                     Cie, Zurich

HENRY G. VAN DER EB, CFA 4  Since 2003      4       President and CEO of Gabelli Mathers                  --
Trustee, President and                              Fund since 1999; Senior Vice President and
Chief Executive Officer                             Portfolio Manager of Gabelli Funds, LLC
Age: 58                                             and GAMCO Investors, Inc. since 1999;
                                                    Prior to October 1999, Chairman and Chief
                                                    Executive Officer of Mathers Fund, Inc. and
                                                    President of Mathers and Company, Inc.

NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA         Since 2003     35       President and Attorney at Law in the law firm         --
Trustee                                             of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT          Since 2003     12       Former Senior Vice President and Chief                --
Director                                            Financial Officer of KeySpan Energy
Age: 60                                             Corporation

ROBERT J. MORRISSEY         Since 2003     10       Partner in the law firm of Morrissey,                 --
Trustee                                             Hawkins & Lynch
Age: 64

WERNER J. ROEDER, MD        Since 2003     26       Vice President/Medical Affairs of Lawrence            --
Trustee                                             Hospital Center and practicing private
Age: 63                                             physician

ANTHONIE C. VAN EKRIS       Since 2003     20       Managing Director of BALMAC                      Director of Aurado
Trustee                                             International, Inc. (commodities)                Exploration, Inc.
Age: 69                                                                                              (oil and gas operations)

NED DAVIS RESEARCH ASSET ALLOCATION FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
   ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                           OTHER DIRECTORSHIPS
    AND AGE          TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                              HELD BY TRUSTEE
-----------------    -------------  ----------------     ----------------------                            -------------------
INTERESTED TRUSTEES 3:
---------------------
NON-INTERESTED TRUSTEES (CONTINUED):
-----------------------------------
SALVATORE J. ZIZZA     Since 2003          11       Chairman, Hallmark Electrical                    Director of Hollis
Trustee                                             Supplies Corp.                                   Eden Pharmaceuticals
Age: 58


OFFICERS:
--------
BRUCE N. ALPERT        Since 2003          --       Executive Vice President and Chief Operating         --
President                                           Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                             an officer of all mutual funds advised by
                                                    Gabelli Funds, LLC and its affiliates.
                                                    Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 2003          --       Vice President, General Counsel and Secretary of     --
Secretary                                           Gabelli Asset Management Inc. since 1999 and
Age: 40                                             GAMCO Investors, Inc. since 1993; Secretary of all
                                                    mutual funds advised by Gabelli Advisers, Inc. and
                                                    Gabelli Funds, LLC

-----------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER? If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

  TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). THE PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. READ THE
             PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                            Ned Davis Research Funds
                               NED DAVIS RESEARCH
                              ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Henry G. Van der Eb, CFA                             Robert J. Morrissey
CHAIRMAN                                             ATTORNEY-AT-LAW
                                                     MORRISSEY, HAWKINS & LYNCH

Anthony J. Colavita                                  Karl Otto Pohl
ATTORNEY-AT-LAW                                      FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                            DEUTSCHE BUNDESBANK

Vincent D. Enright                                   Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                         MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                          BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

Mario J. Gabelli, CFA                                Salvatore J. Zizza
CHAIRMAN AND CHIEF INVESTMENT OFFICER                CHAIRMAN
GABELLI ASSET MANAGEMENT INC.                        HALLMARK ELECTRICAL
                                                     SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                                      James McKee
PRESIDENT                                            SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Ned Davis Research Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1334Q403SR


[LOGO OMITTED]
NED DAVIS
RESEARCH
ASSET
ALLOCATION
FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,500 in 2003 and $0 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,400 in 2003 and $0 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 in 2003 and $0 in 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,400 in 2003 and $0 in 2002.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                Ned Davis Research Funds
            --------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
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* Print the name and title of each signing officer under his or her signature.